Subsidy Income (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Abstract]
Subsidy received from local government	$ 494,146	$ 176,594	$ 1,234,730
Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		466,414	292,635
Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		23,075,411	21,329,608
Bank of China [Member] | Interest rate of 6% [Member] | November 5, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		162,804	19,116
Bank of China [Member] | Interest rate of 6% [Member] | November 5, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		4,582,351	4,443,669
Bank of China [Member] | Interest rate of 6% [Member] | November 20, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		21,143
Bank of China [Member] | Interest rate of 6% [Member] | November 20, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		4,582,351
Bank of China [Member] | Interest rate of 6.56% [Member] | October 25, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government			108,738
Bank of China [Member] | Interest rate of 6.56% [Member] | October 25, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government			4,761,073
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | January 10, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		31,621	22,033
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | January 10, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		818,277	793,512
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 19, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		929	24,565
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 19, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		1,309,243	3,174,049
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | December 20, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		33,320	621
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | December 20, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		818,277	793,512
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | January 29, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		24,541
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | January 29, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		818,277
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 24, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		18,312
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 24, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		1,636,554
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | November 21, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		7,362
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | November 21, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		1,636,554
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 23, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		39,266
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 23, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		1,145,588
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 24, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		34,358
Agricultural Development Bank of China [Member] | Interest rate of 6% [Member] | September 24, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		818,277
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | September 13, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government			62,919
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | September 13, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government			3,142,308
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | January 10, 2013 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		8,282
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | January 10, 2013 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		793,512
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | August 21, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government			10,799
Agricultural Development Bank of China [Member] | Interest rate of 6.56% [Member] | August 21, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government			793,512
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 7, 2012 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government			22,939
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 7, 2012 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government			1,047,436
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | August 24, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		35,996	13,451
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | August 24, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		1,374,705	1,333,101
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 1, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		1,080,126	7,454
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | October 1, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		26,746	1,047,436
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | September 15, 2014 [Member] | Granted Interest Subsidy [Member]
Short-term Debt [Abstract]
Subsidy received from local government		30,016
Industrial and Commercial Bank of China [Member] | Interest rate of 6% [Member] | September 15, 2014 [Member] | Outstanding Loan [Member]
Short-term Debt [Abstract]
Subsidy received from local government		$ 2,454,831